Bonds	12 Months Ended
Dec. 31, 2017
Bonds
20	BONDS

At December 31 this account comprises:

	Total		Current		Non-current
	2016	2017	2016	2017	2016	2017
GyM Ferrovías	604,031	603,657	20,551	12,294	583,480	591,363
Norvial	363,683	343,910	25,540	24,361	338,143	319,549

	967,714	947,567	46,091	36,655	921,623	910,912

GyM Ferrovías S.A.

In February 2015, subsidiary GyM Ferrovías S.A. carried out an international issue of corporate bonds under the U.S. Regulation S. The issue was carried out in Soles VAC (the Spanish acronym for constant value update) for a total amount of S/629 million. The costs of issue in this transaction were S/22 million. Maturity of these bonds is November 2039 and interest is accrued at a rate of 4.75% (plus VAC adjustment); they have a risk rating of AA+ (local level) granted by Apoyo & Asociados Internacionales Clasificadora de Riesgo and a guarantee scheme that includes a mortgage on the concession to which GyM Ferrovías S.A. is the concessionaire, security interest over the shares of GyM Ferrovías S.A., Cession of the Collection Rights of the Administration Trust, a Flow and Reserve Account Trust for the Debt, Operation and Maintenance Service and Capex currently in progress. At December 31, 2017 the Group amortized a total of S/19.1 million (S/21.9 million in 2016).

At December 31, 2017 the balance included accrued interest and VAC adjustments payable for S/52.3 million (S/34.5 million at December 31, 2016).

As part of the process of bond structuring, GyM Ferrovías S.A. engaged to report on and verify the following covenants measured on the basis of the individual financial statements:

•	Maintaining debt service coverage ratio of not less than 1.2 times.

•	Maintaining a constant minimum balance of trust equal to a quarter of operating and maintenance costs (including VAT)

•	Maintaining a constant minimum balance of trust equal to two coupons as per schedule.

On August 23, 2017, GyM Ferrovias S. A. and Line One CPAO Purchaser LLC entered into the Sale and Purchase Agreement and Assignment of Rights Agreement regarding the CPAO (“Pago Anual por Inversión Complementaria” in Spanish) derived from the Concession Agreement for up to US$ 316 million.

As of December 31, 2017, GyM Ferrovias S. A. as Borrower, Mizuho Bank, Ltd. and Sumitomo Mitsui Banking Corporation as Lenders and Mizuho Bank, Ltd. as Administrative Agent entered into a US$80 million Working Capital loan agreement to partially finance the Expansion Project of Line 1 Lima Metro. As of December 31, 2017, the loan has not been disbursed.

Norvial S.A.

In July 2015, Norvial S.A. issued the First Corporate Bond Program on the Lima Stock Exchange for a total S/365 million. The first issue was for S/80 million at 5 years, bearing an interest rate of 6.75% and funds drawdown performed on July 23, 2015. The second issue was for S/285 million at 11.5 years, bearing an interest rate of 8.375%, structured in 3 disbursements: the first disbursement of S/105 million was on July 23, 2015; the second disbursement of S/100 million was on January 25, 2016; and the third disbursement of S/80 million will be made effective in July 25, 2016. The issues costs corresponding to the first issue and the first disbursement of the second issue were for S/3.9 million. Risk rating agencies Equilibrium y Apoyo & Asociados Internacionales graded this debt instrument AA.

This financing transaction has been secured by (i) a cash flow trust, related to the consideration and the regulatory rate; (ii) a mortgage on the concession in which Norvial S.A. is a concessionaire; (iii) a security on shares; (iv) collection rights and (v) in general, all those additional collaterals given to the secured creditors.

The capital raised is intended to finance the construction of the Second Phase of Red Vial No.5 and the financing of VAT arising from project-related expenses.

At December 31, 2017 the balance included interest payables for S/4.4 million (S/4.9 million at December 31, 2016).

	2016	2017
Balances as of January 1	186,223	363,684
Additions	179,977	—
Transaction cost applied to additions	(1,099)	—
Amortization	(3,369)	(20,010)
Transaction cost applied to amortization	265	195
Accrued interest	3,332	2,789
Capitalized interest	22,002	26,014
Interest paid	(23,382)	(28,567)
Transaction cost applied to paid interest	(265)	(195)

Balances as of December 31	363,684	343,910
Less : non current portion	(25,541)	(24,361)

Long term - bonds	338,143	319,549

As part of the process of bond structuring, Norvial S.A. engaged to report on and verify periodically the compliance of the following covenants:

•	Debt service coverage ratio of not less than 1.3 times.

•	Proforma gearing ratio lower than 4 times.

As of December 31, 2016, and 2017 both Companies have complied with their covenants.

Fair value of the bonds of both Companies at December 31, 2017 amounted to S/1,040 million (S/1,055 million at December 31, 2016), which was calculated under discounted cash flows method, using rates between 4.49% and 6.63% (between 4.20% and 7.99% at December 31, 2016), which are within level 2 of the fair value hierarchy.